Interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Convertible Preferred shares	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 53,964		$ 18,063	$ (52,840)	$ (34,777)
Balance (in Shares) at Dec. 31, 2021	13,739,186	40,528,913
Issuance of ordinary shares upon exercise of warrants			3,257		3,257
Issuance of ordinary shares upon exercise of warrants (in Shares)		1,269,213
Issuance of ordinary shares in connection with SPAC merger and PIPE financing			74,952		74,952
Issuance of ordinary shares in connection with SPAC merger and PIPE financing (in Shares)		12,435,849
Conversion of convertible preferred shares in connection with SPAC merger	$ (53,964)		53,964		53,964
Conversion of convertible preferred shares in connection with SPAC merger (in Shares)	(13,739,186)	14,270,797
Conversion of Warrants to Convertible Preferred shares in connection with SPAC merger			35,170		35,170
Vesting of RSUs
Vesting of RSUs (in Shares)		70,625
Share-based compensation			3,445		3,445
Net loss				(27,743)	(27,743)
Balance at Jun. 30, 2022			188,851	(80,583)	108,268
Balance (in Shares) at Jun. 30, 2022		68,575,397
Balance at Dec. 31, 2022			192,259	(86,602)	105,657
Balance (in Shares) at Dec. 31, 2022		69,105,000
Issuance of ordinary shares upon exercise of warrants
Issuance of ordinary shares upon exercise of warrants (in Shares)		67,897
Issuance of ordinary shares upon exercise of share options			2		2
Issuance of ordinary shares upon exercise of share options (in Shares)		2,500
Vesting of RSUs
Vesting of RSUs (in Shares)		197,738
Share-based compensation			3,784		3,784
Net loss				(16,880)	(16,880)
Balance at Jun. 30, 2023			$ 196,045	$ (103,482)	$ 92,563
Balance (in Shares) at Jun. 30, 2023		69,373,135